DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P 500 ESG ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 10.2%
Activision Blizzard, Inc.	16,960	$1,649,360
Alphabet, Inc., Class A*	6,597	15,548,140
Alphabet, Inc., Class C*	6,309	15,214,532
AT&T, Inc.	155,926	4,588,902
Charter Communications, Inc., Class A*(a)	3,097	2,150,959
Comcast Corp., Class A	100,028	5,735,606
Discovery, Inc., Class A*(a)	3,550	113,991
Discovery, Inc., Class C*	6,353	190,908
Electronic Arts, Inc.	6,306	901,317
Interpublic Group of Cos., Inc.	8,557	288,285
Live Nation Entertainment, Inc.*	3,174	286,009
News Corp., Class A	10,973	296,161
Omnicom Group, Inc.	4,690	385,706
Take-Two Interactive Software, Inc.*	2,527	468,910
Verizon Communications, Inc.	90,513	5,113,079
Walt Disney Co.*	39,742	7,099,908

(Cost $49,724,156)		60,031,773

Consumer Discretionary - 13.9%
Amazon.com, Inc.*	9,368	30,193,720
Aptiv PLC*	5,922	890,787
Best Buy Co., Inc.	5,046	586,547
Booking Holdings, Inc.*	898	2,120,672
BorgWarner, Inc.	5,223	267,888
CarMax, Inc.*	3,556	409,616
Dollar Tree, Inc.*	5,147	501,832
eBay, Inc.	14,148	861,330
Etsy, Inc.*	2,767	455,808
Ford Motor Co.*	85,383	1,240,615
Gap, Inc.	4,142	138,550
General Motors Co.*	27,736	1,645,022
Hanesbrands, Inc.	7,326	143,150
Hasbro, Inc.	2,762	265,069
Hilton Worldwide Holdings, Inc.*	6,096	763,646
Home Depot, Inc.	23,579	7,519,579
Las Vegas Sands Corp.*	7,207	416,204
Leggett & Platt, Inc.	2,724	149,902
Lowe’s Cos., Inc.	16,005	3,118,254
Marriott International, Inc., Class A*	5,837	838,076
McDonald’s Corp.	16,324	3,818,020
MGM Resorts International	9,038	387,459
Newell Brands, Inc.	7,715	221,343
NIKE, Inc., Class B	27,832	3,797,955
PulteGroup, Inc.	5,648	326,398
PVH Corp.*	1,458	167,408
Ralph Lauren Corp.*	1,068	132,517
Royal Caribbean Cruises Ltd.*	4,810	448,629
Starbucks Corp.	25,785	2,936,396
Tapestry, Inc.*	6,361	285,545
Target Corp.	10,980	2,491,582
Tesla, Inc.*	16,811	10,510,573
TJX Cos., Inc.	26,310	1,776,977
Under Armour, Inc., Class A*	4,475	101,046
Under Armour, Inc., Class C*	4,298	81,920
VF Corp.	7,024	559,953
Whirlpool Corp.	1,353	320,783
Yum! Brands, Inc.	6,580	789,403

(Cost $72,640,492)		81,680,174

Consumer Staples - 5.7%
Archer-Daniels-Midland Co.	12,134	807,275
Brown-Forman Corp., Class B	3,996	321,118
Campbell Soup Co.	4,397	214,002
Coca-Cola Co.	84,834	4,690,472
Colgate-Palmolive Co.	18,518	1,551,438
Conagra Brands, Inc.	10,661	406,184
Constellation Brands, Inc., Class A	3,722	892,238
General Mills, Inc.	13,328	837,798
Hershey Co.	3,214	556,183
Hormel Foods Corp.	5,879	285,367
J M Smucker Co.(a)	2,303	306,967
Kellogg Co.	5,510	360,850
Kraft Heinz Co.	14,199	618,934
Kroger Co.	16,650	615,717
McCormick & Co., Inc.	5,427	483,329
Molson Coors Beverage Co., Class B*	3,921	228,673
Mondelez International, Inc., Class A	30,796	1,956,470
PepsiCo, Inc.	30,153	4,460,835
Procter & Gamble Co.	53,853	7,262,077
Sysco Corp.	11,185	905,985
Tyson Foods, Inc., Class A	6,426	510,867
Walgreens Boots Alliance, Inc.	15,672	825,287
Walmart, Inc.	30,312	4,305,213

(Cost $30,665,544)		33,403,279

Energy - 3.0%
APA Corp.	8,802	183,082
Chevron Corp.	42,149	4,374,645
ConocoPhillips	29,529	1,645,946
Devon Energy Corp.	12,888	342,305
Exxon Mobil Corp.	92,631	5,406,872
Halliburton Co.	19,401	435,552
Hess Corp.	5,944	498,226
Kinder Morgan, Inc.	42,387	777,378
Marathon Petroleum Corp.	14,265	881,577
Occidental Petroleum Corp.	18,335	475,977
ONEOK, Inc.	9,754	514,426
Pioneer Natural Resources Co.	4,476	681,202
Schlumberger N.V.	30,404	952,557
Williams Cos., Inc.	26,562	699,643

(Cost $15,482,024)		17,869,388

Financials - 11.2%
Aflac, Inc.	13,876	786,492
Allstate Corp.	6,654	909,003

American Express Co.	14,291	2,288,418
Ameriprise Financial, Inc.	2,575	669,088
Arthur J Gallagher & Co.	4,493	658,719
Assurant, Inc.	1,346	216,908
Bank of America Corp.	166,186	7,044,625
Bank of New York Mellon Corp.	17,595	916,348
BlackRock, Inc.	3,105	2,723,209
Capital One Financial Corp.	10,060	1,617,447
Cboe Global Markets, Inc.	2,341	260,553
Charles Schwab Corp.	32,772	2,420,212
Chubb Ltd.	9,836	1,672,022
Citigroup, Inc.	45,640	3,592,324
CME Group, Inc.	7,856	1,718,579
Comerica, Inc.	2,974	233,429
Discover Financial Services	6,733	789,512
Fifth Third Bancorp	15,563	655,825
Franklin Resources, Inc.	6,796	232,491
Globe Life, Inc.	2,000	210,840
Goldman Sachs Group, Inc.	7,524	2,799,078
Hartford Financial Services Group, Inc.	7,808	510,253
Intercontinental Exchange, Inc.	12,269	1,384,925
Invesco Ltd.	8,232	234,859
JPMorgan Chase & Co.	66,756	10,964,005
KeyCorp	21,182	488,033
Lincoln National Corp.	3,922	273,716
MarketAxess Holdings, Inc.	834	389,094
Marsh & McLennan Cos., Inc.	11,062	1,530,428
MetLife, Inc.	16,275	1,063,734
Moody’s Corp.	3,519	1,180,097
Morgan Stanley	32,826	2,985,525
MSCI, Inc.	1,815	849,656
Nasdaq, Inc.	2,501	418,817
Northern Trust Corp.	4,564	553,111
PNC Financial Services Group, Inc.	9,295	1,809,551
Principal Financial Group, Inc.	5,467	357,487
Progressive Corp.	12,770	1,265,252
Prudential Financial, Inc.	8,723	933,099
Raymond James Financial, Inc.	2,604	345,264
Regions Financial Corp.	21,014	491,938
S&P Global, Inc.	5,271	2,000,186
State Street Corp.	7,685	668,441
Synchrony Financial	11,901	564,226
T. Rowe Price Group, Inc.	4,982	953,306
Travelers Cos., Inc.	5,472	873,878
Unum Group	4,792	148,408

(Cost $49,122,536)		65,652,411

Health Care - 12.9%
Abbott Laboratories	38,790	4,524,853
AbbVie, Inc.	38,674	4,377,897
Agilent Technologies, Inc.	6,695	924,780
Alexion Pharmaceuticals, Inc.*	4,784	844,615
AmerisourceBergen Corp.	3,198	366,939
Amgen, Inc.	12,649	3,009,703
Anthem, Inc.	5,379	2,142,025
Baxter International, Inc.	11,059	908,165
Becton Dickinson and Co.	6,361	1,538,662
Biogen, Inc.*	3,340	893,383
Bio-Rad Laboratories, Inc., Class A*	471	283,716
Boston Scientific Corp.*	31,031	1,320,369
Bristol-Myers Squibb Co.	49,083	3,225,735
Cardinal Health, Inc.	6,356	356,381
Cigna Corp.	7,704	1,994,180
CVS Health Corp.	28,695	2,480,396
Danaher Corp.	13,879	3,554,967
DaVita, Inc.*	1,504	180,585
Edwards Lifesciences Corp.*	13,685	1,312,392
Eli Lilly & Co.	17,419	3,479,271
Gilead Sciences, Inc.	27,524	1,819,612
Henry Schein, Inc.*	3,024	229,945
Hologic, Inc.*	5,649	356,226
Humana, Inc.	2,823	1,235,627
IDEXX Laboratories, Inc.*	1,875	1,046,456
Illumina, Inc.*	3,198	1,297,237
Incyte Corp.*	4,080	341,822
Laboratory Corp. of America Holdings*	2,154	591,230
McKesson Corp.	3,482	669,902
Medtronic PLC	29,503	3,734,785
Merck & Co., Inc.	55,404	4,204,610
Mettler-Toledo International, Inc.*	516	671,290
PerkinElmer, Inc.	2,473	358,758
Perrigo Co. PLC	2,595	119,733
Pfizer, Inc.	122,090	4,728,546
Quest Diagnostics, Inc.	2,877	378,815
Regeneron Pharmaceuticals, Inc.*	2,306	1,158,604
Thermo Fisher Scientific, Inc.	8,622	4,048,029
UnitedHealth Group, Inc.	20,703	8,527,980
Vertex Pharmaceuticals, Inc.*	5,705	1,190,234
Viatris, Inc.	26,310	400,964
Waters Corp.*	1,322	426,015
West Pharmaceutical Services, Inc.	1,628	565,746

(Cost $66,118,594)		75,821,180

Industrials - 7.5%
Alaska Air Group, Inc.*	2,606	180,335
American Airlines Group, Inc.*(a)	13,407	324,986
AMETEK, Inc.	5,042	681,174
Caterpillar, Inc.	11,932	2,876,567
Cintas Corp.	1,930	682,332
CSX Corp.	16,672	1,669,201
Cummins, Inc.	3,229	830,757
Deere & Co.	6,860	2,477,146
Delta Air Lines, Inc.*	14,020	668,474
Dover Corp.	3,106	467,453
Eaton Corp. PLC	8,700	1,263,675
Emerson Electric Co.	13,122	1,255,644

Fastenal Co.	12,516	663,849
FedEx Corp.	5,344	1,682,345
Fortive Corp.	7,347	532,804
General Electric Co.	191,914	2,698,311
Howmet Aerospace, Inc.*	8,449	299,771
IDEX Corp.	1,641	365,385
IHS Markit Ltd.	8,134	856,592
Illinois Tool Works, Inc.	6,280	1,455,453
Ingersoll Rand, Inc.*	8,177	405,906
Johnson Controls International PLC	15,746	1,047,739
L3Harris Technologies, Inc.	4,491	979,307
Leidos Holdings, Inc.	2,919	299,927
Nielsen Holdings PLC	7,581	206,279
Norfolk Southern Corp.	5,506	1,546,635
PACCAR, Inc.	7,590	694,940
Parker-Hannifin Corp.	2,825	870,524
Pentair PLC	3,602	248,430
Republic Services, Inc.	4,518	493,275
Robert Half International, Inc.	2,471	219,400
Rockwell Automation, Inc.	2,542	670,376
Roper Technologies, Inc.	2,313	1,040,873
Snap-on, Inc.	1,142	290,776
Stanley Black & Decker, Inc.	3,517	762,486
Trane Technologies PLC	5,225	973,940
TransDigm Group, Inc.*	1,201	779,257
Union Pacific Corp.	14,655	3,293,418
United Parcel Service, Inc., Class B	15,759	3,381,881
United Rentals, Inc.*	1,582	528,325
Verisk Analytics, Inc.	3,557	614,756
W.W. Grainger, Inc.	955	441,363
Waste Management, Inc.	8,461	1,190,293
Westinghouse Air Brake Technologies Corp.	3,881	321,192
Xylem, Inc.	3,891	459,605

(Cost $33,297,811)		43,693,157

Information Technology - 28.5%
Accenture PLC, Class A	13,893	3,920,049
Adobe, Inc.*	10,494	5,295,062
Advanced Micro Devices, Inc.*	26,539	2,125,243
Akamai Technologies, Inc.*	3,570	407,730
Amphenol Corp., Class A	13,099	881,039
Analog Devices, Inc.	8,065	1,327,499
ANSYS, Inc.*	1,903	643,100
Apple, Inc.	345,416	43,042,288
Applied Materials, Inc.	20,092	2,775,308
Arista Networks, Inc.*	1,207	409,632
Autodesk, Inc.*	4,820	1,377,845
Cisco Systems, Inc.	92,372	4,886,479
Corning, Inc.	16,817	733,726
DXC Technology Co.*	5,408	205,071
Hewlett Packard Enterprise Co.	28,508	454,988
HP, Inc.	27,347	799,353
Intel Corp.	88,931	5,079,739
Intuit, Inc.	6,001	2,634,979
Juniper Networks, Inc.	7,086	186,574
Keysight Technologies, Inc.*	4,071	579,629
KLA Corp.	3,377	1,070,137
Lam Research Corp.	3,130	2,034,030
Mastercard, Inc., Class A	19,197	6,922,054
Micron Technology, Inc.*	24,490	2,060,589
Microsoft Corp.	165,091	41,219,921
Motorola Solutions, Inc.	3,709	761,495
NortonLifeLock, Inc.	12,500	345,750
NVIDIA Corp.	13,574	8,820,114
Oracle Corp.	40,589	3,195,978
QUALCOMM, Inc.	24,867	3,345,606
salesforce.com, Inc.*	20,092	4,783,905
Seagate Technology Holdings PLC	4,363	417,757
TE Connectivity Ltd.	7,244	982,866
Texas Instruments, Inc.	20,132	3,821,456
Trimble, Inc.*	5,507	428,389
Visa, Inc., Class A(a)	37,118	8,436,921
Zebra Technologies Corp., Class A*	1,172	582,543

(Cost $138,403,729)		166,994,844

Materials - 2.8%
Air Products and Chemicals, Inc.	4,837	1,449,455
Albemarle Corp.	2,554	426,722
Ball Corp.	7,168	588,923
CF Industries Holdings, Inc.	4,539	241,339
Corteva, Inc.	16,299	741,605
Dow, Inc.	16,305	1,115,588
Eastman Chemical Co.	3,082	386,483
Ecolab, Inc.	5,429	1,167,669
FMC Corp.	2,828	329,999
Freeport-McMoRan, Inc.	31,961	1,365,374
International Flavors & Fragrances, Inc.	5,443	771,110
International Paper Co.	8,567	540,578
Linde PLC	11,442	3,439,465
LyondellBasell Industries NV, Class A	5,631	634,163
Martin Marietta Materials, Inc.	1,374	499,655
Mosaic Co.	7,555	273,038
Newmont Corp.	17,553	1,289,794
PPG Industries, Inc.	5,179	930,770
Westrock Co.	5,772	336,623

(Cost $12,938,202)		16,528,353

Real Estate - 2.6%
American Tower Corp. REIT	9,930	2,536,718
AvalonBay Communities, Inc. REIT	3,057	632,616
Boston Properties, Inc. REIT	3,113	365,964
CBRE Group, Inc., Class A*	7,354	645,534
Digital Realty Trust, Inc. REIT	6,155	932,852
Duke Realty Corp. REIT	8,199	380,925
Equinix, Inc. REIT	1,955	1,440,288
Equity Residential REIT	7,517	582,192
Essex Property Trust, Inc. REIT	1,425	420,788

Extra Space Storage, Inc. REIT	2,893	433,400
Healthpeak Properties, Inc. REIT	11,876	396,421
Host Hotels & Resorts, Inc. REIT*	15,552	267,028
Iron Mountain, Inc. REIT(a)	6,322	275,260
Kimco Realty Corp. REIT	9,742	207,602
Prologis, Inc. REIT	16,212	1,910,422
Realty Income Corp. REIT	8,206	561,290
Regency Centers Corp. REIT	3,301	213,245
Simon Property Group, Inc. REIT	7,212	926,670
Ventas, Inc. REIT	8,234	456,575
Vornado Realty Trust REIT	3,122	147,608
Welltower, Inc. REIT	9,164	685,192
Weyerhaeuser Co. REIT	16,398	622,468

(Cost $13,066,568)		15,041,058

Utilities - 1.5%
American Water Works Co., Inc.	3,973	615,895
Consolidated Edison, Inc.	7,462	576,365
Edison International	8,299	463,665
Entergy Corp.	4,367	459,671
Eversource Energy	7,494	608,438
Exelon Corp.	21,261	959,296
FirstEnergy Corp.	11,880	450,371
NextEra Energy, Inc.	42,910	3,141,870
Public Service Enterprise Group, Inc.	11,041	685,867
Sempra Energy	6,611	895,724

(Cost $8,431,166)		8,857,162

TOTAL COMMON STOCKS (Cost $489,890,822)		585,572,779

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c) (Cost $698)	698	698

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b) (Cost $365,434)	365,434	365,434

TOTAL INVESTMENTS - 99.9% (Cost $490,256,954)		585,938,911
Other assets and liabilities, net - 0.1%		701,254

NET ASSETS - 100.0%		$586,640,165

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
84,196	—	(83,498)(d)	—	—	14	—	698	698
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b)
344,797	7,257,437	(7,236,800)	—	—	172	—	365,434	365,434

428,993	7,257,437	(7,320,298)	—	—	186	—	366,132	366,132

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $10,326,364, which is 1.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,524,691.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

REIT:	Real Estate Investment Trust

At May 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (e)
E-Mini S&P 500 ESG Futures	USD	5	$888,060	$894,050	6/18/2021	$5,990

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$585,572,779	$—	$—	$585,572,779
Short-Term Investments(f)	366,132	—	—	366,132
Derivatives(g)
Futures Contracts	5,990	—	—	5,990

TOTAL	$585,944,901	$—	$—	$585,944,901

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.